FINANCIAL INSTRUMENTS AND CAPITAL MANAGEMENT (Tables)	12 Months Ended
Sep. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of carrying value of financial assets and liabilities [Table Text Block]
	September 30, 2023	September 30, 2022
FVTPL	$	$
Cash	6,661,736	11,541,663
Guaranteed investment certificate	86,250	86,250
Cash and cash equivalents	6,747,986	11,627,913
Amortized cost
Accounts payable and accrued liabilities	207,307	1,404,561